INCOME TAXES (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Profits tax rate		25.00%	25.00%	25.00%
Income tax expenses		$ (931)	$ (228)	$ 74
Net operating loss carry forwards		$ 1,251	1,023
Other Subsidiaries
Income taxes
Profits tax rate		25.00%
Hong Kong
Income taxes
Income tax expenses		$ 0	0	$ 0
Hong Kong | Corporate profits of first HKD 2 million
Income taxes
Corporate Profits	$ 2,000
Profits tax rate	8.25%
Hong Kong | Corporate profits exceeds HKD 2 million
Income taxes
Corporate Profits	$ 2,000
Profits tax rate	16.50%
PRC
Income taxes
Operating loss carryforwards		$ 0	$ 0